SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (92.7%)
Brazil (5.0%)
Odontoprev SA	BRL	9,100,000	$42,205,249
Qualicorp Consultoria e Corretora de Seguros SA	BRL	5,600,000	32,590,302

Total Brazil			74,795,551

China / Hong Kong (34.7%)
China Yangtze Power Co., Ltd., Class A	CNY	20,000,000	54,222,886
Techtronic Industries Co., Ltd.	HKD	5,743,400	42,711,675
China International Travel Service Corp., Ltd., Class A	CNY	3,000,807	39,163,628
Alibaba Group Holding, Ltd., Sponsored ADR(a)	USD	190,993	33,062,798
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	3,403,171	32,814,237
Shenzhou International Group Holdings, Ltd.	HKD	2,334,200	32,194,954
China Foods, Ltd.	HKD	70,384,000	30,084,475
WH Group, Ltd.	HKD	29,100,000	28,325,069
First Pacific Co., Ltd.	HKD	66,000,000	27,517,164
Shangri-La Asia, Ltd.	HKD	20,600,000	25,063,401
Greatview Aseptic Packaging Co., Ltd.	HKD	41,660,000	22,777,520
Hang Lung Properties, Ltd.	HKD	9,610,000	22,622,589
Xtep International Holdings, Ltd.	HKD	31,087,000	22,386,532
Foshan Haitian Flavouring & Food Co., Ltd., Class A	CNY	1,432,016	20,649,411
Pacific Basin Shipping, Ltd.	HKD	98,000,000	20,118,997
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	27,000,000	18,834,184
China Resources Beer Holdings Co., Ltd.	HKD	3,900,000	18,273,289
Texwinca Holdings, Ltd.	HKD	54,984,000	16,259,563
Pico Far East Holdings, Ltd.	HKD	52,296,000	16,166,824

Total China / Hong Kong			523,249,196

Czech Republic (1.6%)
Moneta Money Bank AS	CZK	7,000,000	24,056,684

Total Czech Republic			24,056,684

Hungary (2.9%)
Richter Gedeon Nyrt	HUF	2,500,000	43,997,263

Total Hungary			43,997,263

India (3.0%)
Container Corp. Of India, Ltd.	INR	3,361,845	24,941,456
Infosys, Ltd., Sponsored ADR	USD	1,750,000	19,810,000

Total India			44,751,456

	Currency	Shares	Value
Indonesia (2.0%)
Bank Rakyat Indonesia Persero Tbk PT	IDR	93,106,000	$29,503,240

Total Indonesia			29,503,240

Malaysia (1.1%)
Inari Amertron Bhd	MYR	43,109,600	17,049,003

Total Malaysia			17,049,003

Mexico (2.8%)
Bolsa Mexicana de Valores SAB de CV	MXN	16,000,000	26,591,873
Credito Real SAB de CV SOFOM ER	MXN	13,290,238	15,208,658

Total Mexico			41,800,531

Philippines (1.8%)
Ayala Corp.	PHP	1,468,885	27,571,697

Total Philippines			27,571,697

Qatar (1.6%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	24,382,043

Total Qatar			24,382,043

Singapore (5.9%)
Venture Corp., Ltd.	SGD	5,544,400	61,872,462
Wilmar International, Ltd.	SGD	9,407,400	27,193,301

Total Singapore			89,065,763

South Africa (1.9%)
Sanlam, Ltd.	ZAR	5,550,000	28,725,487

Total South Africa			28,725,487

South Korea (18.2%)
Hyundai Mobis Co., Ltd.	KRW	307,500	62,223,178
Orion Corp./Republic of Korea	KRW	627,500	42,667,848
NAVER Corp.	KRW	350,000	40,605,954
Woongjin Coway Co., Ltd.	KRW	450,000	31,911,926
Samsung SDI Co., Ltd.	KRW	145,000	30,196,582
Koh Young Technology, Inc.	KRW	310,625	21,691,968
Dentium Co., Ltd.	KRW	358,598	20,597,934
Sindoh Co., Ltd.	KRW	415,000	15,108,952
LEENO Industrial, Inc.	KRW	205,070	9,562,498

Total South Korea			274,566,840

	Currency	Shares	Value
Taiwan (5.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	4,000,000	$32,892,207
Voltronic Power Technology Corp.	TWD	1,508,500	32,599,958
ASPEED Technology, Inc.	TWD	1,060,500	23,201,421

Total Taiwan			88,693,586

Thailand (1.6%)
Bangkok Dusit Medical Services PCL, Class F	THB	29,510,000	23,875,888

Total Thailand			23,875,888

United Arab Emirates (1.2%)
National Central Cooling Co. PJSC	AED	38,200,000	18,304,489

Total United Arab Emirates			18,304,489

Vietnam (1.5%)
Bao Viet Holdings	VND	4,206,880	15,146,122
PetroVietnam Gas JSC	VND	1,600,000	7,443,426

Total Vietnam			22,589,548

TOTAL COMMON STOCKS
(Cost $1,380,430,339)			1,396,978,265

PREFERRED STOCKS (4.4%)
South Korea (4.4%)
Samsung Electronics Co., Ltd.	KRW	2,125,000	65,719,515

Total South Korea			65,719,515

TOTAL PREFERRED STOCKS
(Cost $48,542,848)			65,719,515

	Currency	Rate	Maturity Date	Principal Amount	Value
GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (1.9%)
Colombia (0.3%)
Colombia Government International Bond	USD	11.75%	02/25/20	4,000,000	4,230,040

Total Colombia					4,230,040

India (0.3%)
Export-Import Bank of India	USD	2.75%	08/12/20	4,000,000	4,006,560

Total India					4,006,560

	Currency	Rate	Maturity Date	Principal Amount	Value
Latvia (0.2%)
Republic of Latvia Government International Bond, Series REGS	USD	2.75%	01/12/20	4,000,000	$4,005,936

Total Latvia					4,005,936

Lithuania (0.3%)
Lithuania Government International Bond, Series REGS	USD	7.38%	02/11/20	4,000,000	4,102,880

Total Lithuania					4,102,880

Mexico (0.3%)
Mexico Government International Bond, Series GMTN	USD	3.50%	01/21/21	4,000,000	4,067,540

Total Mexico					4,067,540

South Korea (0.5%)
Korea Development Bank	USD	2.25%	05/18/20	4,000,000	3,996,081
The Korea Development Bank	USD	1.38%	09/12/19	4,000,000	3,996,111

Total South Korea					7,992,192

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY
(Cost $28,346,723)					28,405,148

TOTAL INVESTMENTS
(Cost $1,457,319,910) (99.0%)					$1,491,102,928

Cash and Other Assets, Less Liabilities (1.0%)					15,810,896
NET ASSETS (100.0%)					$1,506,913,824

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PHP	-	Philippine Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (93.5%)
Brazil (4.8%)
Qualicorp Consultoria e Corretora de Seguros SA	BRL	251,000	$1,460,744

Total Brazil			1,460,744

China / Hong Kong (45.9%)
Asia Satellite Telecommunications Holdings, Ltd.	HKD	1,540,000	1,892,503
WH Group, Ltd.	HKD	1,498,000	1,458,109
Xtep International Holdings, Ltd.	HKD	1,924,000	1,385,521
First Pacific Co., Ltd.	HKD	2,730,000	1,138,210
Melco International Development, Ltd.	HKD	455,000	1,107,102
China Resources Beer Holdings Co., Ltd.	HKD	224,000	1,049,543
China Foods, Ltd.	HKD	2,234,000	954,887
AMVIG Holdings, Ltd.	HKD	3,754,000	877,579
China Yangtze Power Co., Ltd., Class A	CNY	301,990	818,738
Shangri-La Asia, Ltd.	HKD	626,000	761,635
Hang Lung Properties, Ltd.	HKD	247,000	581,455
Greatview Aseptic Packaging Co., Ltd.	HKD	983,000	537,453
Pacific Basin Shipping, Ltd.	HKD	2,599,000	533,564
Texwinca Holdings, Ltd.	HKD	1,470,000	434,700
Giordano International, Ltd.	HKD	958,000	329,177
Pico Far East Holdings, Ltd.	HKD	538,000	166,318

Total China / Hong Kong			14,026,494

Czech Republic (4.6%)
Moneta Money Bank AS	CZK	274,000	941,647
Philip Morris CR AS	CZK	800	470,574

Total Czech Republic			1,412,221

Georgia (1.7%)
Georgia Capital PLC(a)	GBP	44,000	524,382

Total Georgia			524,382

Mexico (2.9%)
Credito Real SAB de CV SOFOM ER	MXN	789,609	903,588

Total Mexico			903,588

Philippines (2.0%)
Del Monte Pacific, Ltd.	SGD	5,700,000	622,225

Total Philippines			622,225

	Currency	Shares	Value
Qatar (5.0%)
Qatar Gas Transport Co., Ltd.	QAR	2,370,000	$1,536,277

Total Qatar			1,536,277

Russia (4.8%)
Cherkizovo Group PJSC	RUB	30,000	901,537
Global Ports Investments PLC, GDR(a)	USD	197,000	559,480

Total Russia			1,461,017

Singapore (8.9%)
Wilmar International, Ltd.	SGD	456,000	1,318,127
Genting Singapore, Ltd.	SGD	1,119,000	744,652
HRnetgroup, Ltd.	SGD	1,350,000	676,608

Total Singapore			2,739,387

South Korea (3.9%)
Samsung SDI Co., Ltd.	KRW	5,800	1,207,863

Total South Korea			1,207,863

United Arab Emirates (4.0%)
National Central Cooling Co. PJSC	AED	2,552,000	1,222,855

Total United Arab Emirates			1,222,855

Vietnam (5.0%)
PetroVietnam Technical Services Corp.	VND	1,063,780	1,019,655
Petrovietnam Fertilizer & Chemicals JSC	VND	842,000	520,284

Total Vietnam			1,539,939

TOTAL COMMON STOCKS
(Cost $27,357,235)			28,656,992

TOTAL INVESTMENTS
(Cost $27,357,235) (93.5%)			$28,656,992

Cash and Other Assets, Less Liabilities (6.5%)			1,998,808
NET ASSETS (100.0%)			$30,655,800

(a)	Non-income producing security.

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
GBP	-	Great Britain Pound
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
RUB	-	Russia Ruble
SGD	-	Singapore Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”), each of which is a separate series of the Trust. The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2019:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$74,795,551	$–	$–	$74,795,551
China / Hong Kong	49,229,622	474,019,574	–	523,249,196
Czech Republic	–	24,056,684	–	24,056,684
Hungary	43,997,263	–	–	43,997,263
India	19,810,000	24,941,456	–	44,751,456
Indonesia	–	29,503,240	–	29,503,240
Malaysia	–	17,049,003	–	17,049,003
Mexico	41,800,531	–	–	41,800,531
Philippines	–	27,571,697	–	27,571,697
Qatar	24,382,043	–	–	24,382,043
Singapore	–	89,065,763	–	89,065,763
South Africa	–	28,725,487	–	28,725,487
South Korea	31,911,926	242,654,914	–	274,566,840
Taiwan	32,599,958	56,093,628	–	88,693,586
Thailand	–	23,875,888	–	23,875,888
United Arab Emirates	–	18,304,489	–	18,304,489
Vietnam	–	22,589,548	–	22,589,548
Preferred Stocks	–	65,719,515	–	65,719,515
Government Bond, Short-term - USD and Foreign Currency	–	28,405,148	–	28,405,148
Total	$318,526,894	$1,172,576,034	$–	$1,491,102,928

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$1,460,744	$–	$–	$1,460,744
China / Hong Kong	2,936,400	11,090,094	–	14,026,494
Czech Republic	470,574	941,647	–	1,412,221
Georgia	524,382	–	–	524,382
Mexico	903,588	–	–	903,588
Philippines	622,225	–	–	622,225
Qatar	1,536,277	–	–	1,536,277
Russia	559,480	901,537	–	1,461,017
Singapore	–	2,739,387	–	2,739,387
South Korea	–	1,207,863	–	1,207,863
United Arab Emirates	–	1,222,855	–	1,222,855
Vietnam	–	1,539,939	–	1,539,939
Total	$9,013,670	$19,643,322	$–	$28,656,992

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2019 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.